Capital	6 Months Ended
Jun. 30, 2019
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Capital

Note 7: Capital

The share capital as of June 30, 2019 is set at the sum of €3,615,777.70. It is divided into 36,157,777 fully authorized, subscribed and paid-up shares with a par value of €0.10.

This number does not include share warrants (Bons de Souscription d’Actions, “BSAs”), founders’ share warrants (Bons de Souscription de Parts de Créateur d’Entreprise, “BSPCEs”), stock options (“SO”) and performance shares (“AGA”) granted to certain investors and to certain natural persons, both employees and non-employees of the Company.

Over the six months period ended June 30, 2019, the capital increase of €600,000 is linked to the issuance of 6,000,000 ordinary shares pursuant to the global offering of April 2019 and the exercise of the underwriters’ option to purchase additional ordinary shares;

All the shares give their owners the right to a proportional share of the net income and net assets of the Company.

The impact of share-based payments on net income (or loss) is presented in Note 12.